Document and Entity Information	Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001498382
Document Type	8-K/A
Document Period End Date	Jun. 30, 2025
Entity Incorporation State Country Code	NV
Entity File Number	001-37823
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	(813)
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	HURA
Entity Emerging Growth Company	false
Amendment Description	On June 30, 2025, TuHURA Biosciences, Inc., a Nevada corporation (“TuHURA”), completed the previously announced acquisition contemplated by the Agreement and Plan of Merger, dated December 11, 2024, as amended by that certain First Amendment to Agreement and Plan of Merger, dated May 5, 2025 (as amended, the “Merger Agreement”), by and among TuHURA, Hura Merger Sub I, Inc., a Delaware corporation and a direct wholly-owned subsidiary of TuHURA (“Merger Sub I”), Hura Merger Sub II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of TuHURA (“Merger Sub II”), Kineta, Inc., a Delaware corporation (“Kineta”), and Craig Philips, solely in his capacity as the representative, agent and attorney-in-fact of the stockholders of Kineta. Pursuant to the terms of the Merger Agreement, among other things, (a) Merger Sub I merged with and into Kineta (the “First Merger”), with Kineta being the surviving corporation of the First Merger, also known as the “Surviving Entity” and (b) immediately following the First Merger, the Surviving Entity merged with and into Merger Sub II (the “Second Merger”, and together with the First Merger, the “Mergers”), with Merger Sub II being the surviving company of the Second Merger. TuHURA filed a Current Report on Form 8-K in connection with the Mergers on June 30, 2025 (the “Original Report”). This Current Report on Form 8-K/A (this “Amendment”) amends the Original Report to amend and supplement Item 9.01 of the Original Report. Except as provided herein, the disclosures made in the Original Report remain unchanged.